Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Coherus Total Shareholder Return (TSR) (4)	Peer Group TSR (5)	Net Income (Loss)	Net Product Revenue (Company-Selected Measure) (6)
(a)	(b)($)	(c)($)	(d)($)	(e)($)	(f)($)	(g)($)	(h)($ in 000's)	(i)($ in 000's)
2023	5,897,924	1,734,065	1,863,540	744,699	(82)	15	(237,892)	256,580
2022	6,866,396	212,826	2,122,124	470,265	(56)	11	(291,754)	210,760
2021	8,594,495	6,461,745	2,449,597	2,031,913	(11)	25	(287,100)	326,509
2020	7,278,761	8,381,980	2,035,344	2,408,072	(3)	26	132,244	475,824

(1)	Represents total compensation paid to the principal executive officer, or PEO, Mr. Dennis Lanfear, as reflected in the Summary Compensation Table.

(2)	The following table sets forth the adjustments made during each year presented to arrive at CAP to our PEO during each year:

	2023	2022	2021	2020
	($)	($)	($)	($)
Summary Compensation Table (SCT) Total Compensation	5,897,924	6,866,396	8,594,495	7,278,761
Deduct for amounts reported under the "Stock Awards" and "Option Awards" in the SCT	(4,075,681)	(5,071,908)	(6,730,275)	(5,454,150)
Fair value as of year-end of equity awards granted during the year that remain unvested	1,161,479	1,795,132	3,351,633	3,953,739
Change in fair value of prior years' equity awards that remain unvested as of year-end	(1,100,382)	(2,186,702)	(576,558)	1,510,655
Fair value on vesting date for awards granted and vested in the same year	248,745	433,008	2,291,315	1,275,275
Change in fair value from prior year-end to vesting date of prior years' awards that vested during year	(398,020)	(1,623,100)	(468,865)	(182,300)
Compensation Actually Paid (CAP)	1,734,065	212,826	6,461,745	8,381,980

(3)	The following table sets forth the adjustments made during each year presented to arrive at CAP to our non-PEO NEOs during each year:

	2023	2022	2021	2020
	($)	($)	($)	($)
Average SCT Total for Non-PEO NEOs	1,863,540	2,122,124	2,449,597	2,035,344
Deduct for amounts reported under the "Stock Awards" and "Option Awards" in the SCT	(963,378)	(1,372,424)	(1,829,098)	(1,235,831)
Fair value as of year-end of equity awards granted during the year that remain unvested	260,238	537,826	1,286,137	1,037,351
Change in fair value of prior years' equity awards that remain unvested as of year-end	(229,356)	(550,147)	(108,942)	439,657
Fair value on vesting date for awards granted and vested in the same year	121,694	86,062	294,903	159,400
Change in fair value from prior year-end to vesting date of prior years' awards that vested during year	(122,691)	(353,176)	(60,684)	(27,849)
Deduct fair value as of end of prior fiscal year of awards granted in any prior year that fail to meet vesting conditions during the fiscal year	(185,348)	—	—	—
Average CAP to Non-PEO NEOs	744,699	470,265	2,031,913	2,408,072

The non-PEO NEOs included in average compensation shown in columns (d) and (e) above are as follows:

2023	2022	2021	2020
McDavid Stilwell	McDavid Stilwell	Jean-Frederic Viret	Jean-Frederic Viret
Vladimir Vexler, Ph.D.	Vladimir Vexler, Ph.D.	McDavid Stilwell	Vincent Anicetti
Paul Reider		Vincent Anicetti	Vladimir Vexler, Ph.D.
Bryan McMichael		Vladimir Vexler, Ph.D.

(4)	Total Shareholder Return, or TSR, represents the cumulative growth of a hypothetical $100 investment in the Company made as of December 31, 2020, reflected as of the end of each respective year.

(5)	Peer group TSR represents the cumulative growth of a hypothetical $100 investment made as of December 31, 2020 in the Nasdaq Biotechnology Index, which we also use for purposes of the stock performance graph included in our Annual Report for the year ended December 31, 2023, reflected as of the end of each respective year.

(6)	SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (that is not TSR or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We selected Net Product Revenue as this measure for 2023 as reflected in column (i) in the first table above because of our most important financial performance measures, described below, it had the most weight in determining the bonus paid to our NEOs for 2023. Net Product Revenue is the sum of the following items listed in our 2023 corporate goal performance table in the section above entitled “Compensation Discussion and Analysis”: UDENYCA® Revenue Goals; CIMERLI Revenue Goals; Toripalimab Revenue Goals and YUSIMRY Revenue Goals. Net Product Revenue is a Generally Accepted Accounting Principle measure reported in the Notes to Consolidated Financial Statements in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2023. This performance measure may not have been the most important financial performance measure for years 2022, 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Net Product Revenue
Named Executive Officers, Footnote
(1)	Represents total compensation paid to the principal executive officer, or PEO, Mr. Dennis Lanfear, as reflected in the Summary Compensation Table.

The non-PEO NEOs included in average compensation shown in columns (d) and (e) above are as follows:

2023	2022	2021	2020
McDavid Stilwell	McDavid Stilwell	Jean-Frederic Viret	Jean-Frederic Viret
Vladimir Vexler, Ph.D.	Vladimir Vexler, Ph.D.	McDavid Stilwell	Vincent Anicetti
Paul Reider		Vincent Anicetti	Vladimir Vexler, Ph.D.
Bryan McMichael		Vladimir Vexler, Ph.D.

Peer Group Issuers, Footnote

(5)	Peer group TSR represents the cumulative growth of a hypothetical $100 investment made as of December 31, 2020 in the Nasdaq Biotechnology Index, which we also use for purposes of the stock performance graph included in our Annual Report for the year ended December 31, 2023, reflected as of the end of each respective year.

PEO Total Compensation Amount	$ 5,897,924	$ 6,866,396	$ 8,594,495	$ 7,278,761
PEO Actually Paid Compensation Amount	$ 1,734,065	212,826	6,461,745	8,381,980
Adjustment To PEO Compensation, Footnote

(2)	The following table sets forth the adjustments made during each year presented to arrive at CAP to our PEO during each year:

	2023	2022	2021	2020
	($)	($)	($)	($)
Summary Compensation Table (SCT) Total Compensation	5,897,924	6,866,396	8,594,495	7,278,761
Deduct for amounts reported under the "Stock Awards" and "Option Awards" in the SCT	(4,075,681)	(5,071,908)	(6,730,275)	(5,454,150)
Fair value as of year-end of equity awards granted during the year that remain unvested	1,161,479	1,795,132	3,351,633	3,953,739
Change in fair value of prior years' equity awards that remain unvested as of year-end	(1,100,382)	(2,186,702)	(576,558)	1,510,655
Fair value on vesting date for awards granted and vested in the same year	248,745	433,008	2,291,315	1,275,275
Change in fair value from prior year-end to vesting date of prior years' awards that vested during year	(398,020)	(1,623,100)	(468,865)	(182,300)
Compensation Actually Paid (CAP)	1,734,065	212,826	6,461,745	8,381,980

Non-PEO NEO Average Total Compensation Amount	$ 1,863,540	2,122,124	2,449,597	2,035,344
Non-PEO NEO Average Compensation Actually Paid Amount	$ 744,699	470,265	2,031,913	2,408,072
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The following table sets forth the adjustments made during each year presented to arrive at CAP to our non-PEO NEOs during each year:

	2023	2022	2021	2020
	($)	($)	($)	($)
Average SCT Total for Non-PEO NEOs	1,863,540	2,122,124	2,449,597	2,035,344
Deduct for amounts reported under the "Stock Awards" and "Option Awards" in the SCT	(963,378)	(1,372,424)	(1,829,098)	(1,235,831)
Fair value as of year-end of equity awards granted during the year that remain unvested	260,238	537,826	1,286,137	1,037,351
Change in fair value of prior years' equity awards that remain unvested as of year-end	(229,356)	(550,147)	(108,942)	439,657
Fair value on vesting date for awards granted and vested in the same year	121,694	86,062	294,903	159,400
Change in fair value from prior year-end to vesting date of prior years' awards that vested during year	(122,691)	(353,176)	(60,684)	(27,849)
Deduct fair value as of end of prior fiscal year of awards granted in any prior year that fail to meet vesting conditions during the fiscal year	(185,348)	—	—	—
Average CAP to Non-PEO NEOs	744,699	470,265	2,031,913	2,408,072

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

The following financial performance measures represent the most important financial measure used to link compensation actually paid to the NEOs for 2023 to Company performance: Net Product Revenue, Combined SG&A and R&D expenses and cash as of December 31, 2023.

Total Shareholder Return Amount	$ (82)	(56)	(11)	(3)
Peer Group Total Shareholder Return Amount	15	11	25	26
Net Income (Loss)	$ (237,892,000)	$ (291,754,000)	$ (287,100,000)	$ 132,244,000
Company Selected Measure Amount	256,580,000	210,760,000	326,509,000	475,824,000
PEO Name	Mr. Dennis Lanfear
Measure:: 1
Pay vs Performance Disclosure
Name	Net Product Revenue
Non-GAAP Measure Description

(6)	SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (that is not TSR or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We selected Net Product Revenue as this measure for 2023 as reflected in column (i) in the first table above because of our most important financial performance measures, described below, it had the most weight in determining the bonus paid to our NEOs for 2023. Net Product Revenue is the sum of the following items listed in our 2023 corporate goal performance table in the section above entitled “Compensation Discussion and Analysis”: UDENYCA® Revenue Goals; CIMERLI Revenue Goals; Toripalimab Revenue Goals and YUSIMRY Revenue Goals. Net Product Revenue is a Generally Accepted Accounting Principle measure reported in the Notes to Consolidated Financial Statements in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2023. This performance measure may not have been the most important financial performance measure for years 2022, 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

PEO | Deduct for amounts reported under the "Stock Awards" and Option Awards" in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,075,681)	$ (5,071,908)	$ (6,730,275)	$ (5,454,150)
PEO | Fair value as of year-end of equity awards granted during the year that remain unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,161,479	1,795,132	3,351,633	3,953,739
PEO | Change in fair value of prior years' equity awards that remain unvested as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,100,382)	(2,186,702)	(576,558)	1,510,655
PEO | Fair value on vesting date for awards granted and vested in the same year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	248,745	433,008	2,291,315	1,275,275
PEO | Change in fair value from prior year-end to vesting date of prior years' awards that vested during year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(398,020)	(1,623,100)	(468,865)	(182,300)
Non-PEO NEO | Deduct for amounts reported under the "Stock Awards" and Option Awards" in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(963,378)	(1,372,424)	(1,829,098)	(1,235,831)
Non-PEO NEO | Fair value as of year-end of equity awards granted during the year that remain unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	260,238	537,826	1,286,137	1,037,351
Non-PEO NEO | Change in fair value of prior years' equity awards that remain unvested as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(229,356)	(550,147)	(108,942)	439,657
Non-PEO NEO | Fair value on vesting date for awards granted and vested in the same year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,694	86,062	294,903	159,400
Non-PEO NEO | Change in fair value from prior year-end to vesting date of prior years' awards that vested during year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(122,691)	$ (353,176)	$ (60,684)	$ (27,849)
Non-PEO NEO | Deduct fair value as of end of prior fiscal year of awards granted in any prior year that fail to meet vesting conditions during the fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (185,348)